UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,482,459 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARVINMERITOR INC               COM              043353101    10504   511910 SH       SOLE                   511910        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255     5859   140000 SH       SOLE                   140000        0        0
BITAUTO HLDGS LTD              SPONSORED ADS    091727107     1503   170000 SH       SOLE                   170000        0        0
BOYD GAMING CORP               COM              103304101    12048  1136600 SH       SOLE                  1136600        0        0
CARBO CERAMICS INC             COM              140781105    21267   205400 SH       SOLE                   205400        0        0
CBS CORP NEW                   CL B             124857202    65442  3435300 SH       SOLE                  3435300        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    16065  1500000 SH  PUT  SOLE                  1500000        0        0
CF INDS HLDGS INC              COM              125269100    48249   357000 SH       SOLE                   357000        0        0
COMCAST CORP NEW               CL A             20030N101    91470  4163400 SH       SOLE                  4163400        0        0
CROWN CASTLE INTL CORP         COM              228227104    35103   800900 SH       SOLE                   800900        0        0
CUBIST PHARMACEUTICALS INC     NOTE 2.500%11/0  229678AD9     1960  2000000 PRN      SOLE                  2000000        0        0
DANA HLDG CORP                 COM              235825205    35458  2060300 SH       SOLE                  2060300        0        0
DAVITA INC                     COM              23918K108    19916   286600 SH       SOLE                   286600        0        0
DEPOMED INC                    COM              249908104     4423   695500 SH       SOLE                   695500        0        0
DIRECTV                        COM CL A         25490A101    90641  2270000 SH       SOLE                  2270000        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    11835    67200 SH       SOLE                    67200        0        0
FEDEX CORP                     COM              31428x106    80091   861100 SH       SOLE                   861100        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    61451  3660000 SH       SOLE                  3660000        0        0
GENERAL DYNAMICS CORP          COM              369550108    76885  1083500 SH       SOLE                  1083500        0        0
GENERAL MTRS CO                COM              37045v100    22116   600000 SH       SOLE                   600000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     6100   406400 SH       SOLE                   406400        0        0
GOOGLE INC                     CL A             38259p508    34628    58300 SH       SOLE                    58300        0        0
HALLIBURTON CO                 COM              406216101    71383  1748300 SH       SOLE                  1748300        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    35656   745000 SH       SOLE                   745000        0        0
KROGER CO                      COM              501044101    17888   800000 SH       SOLE                   800000        0        0
NUCOR CORP                     COM              670346105    67553  1541600 SH       SOLE                  1541600        0        0
PAIN THERAPEUTICS INC          COM              69562K100     1256   186000 SH       SOLE                   186000        0        0
SAFEWAY INC                    COM NEW          786514208    18217   810000 SH       SOLE                   810000        0        0
SMITHFIELD FOODS INC           COM              832248108    63365  3071500 SH       SOLE                  3071500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   188625  1500000 SH  PUT  SOLE                  1500000        0        0
TARGA RES CORP                 COM              87612G101     3351   125000 SH       SOLE                   125000        0        0
TEEKAY CORPORATION             COM              Y8564W103    81912  2476180 SH       SOLE                  2476180        0        0
TEMPLE INLAND INC              COM              879868107    22204  1045400 SH       SOLE                  1045400        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    58362   804100 SH       SOLE                   804100        0        0
VIACOM INC NEW                 CL B             92553p201    67250  1697800 SH       SOLE                  1697800        0        0
WALKER & DUNLOP INC            COM              93148P102      757    75000 SH       SOLE                    75000        0        0
WALTER ENERGY INC              COM              93317q105    31666   247700 SH       SOLE                   247700        0        0